Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 16,308	$ 14,315	$ 20,784	$ 11,541	$ 12,701
Corporate owned life insurance	12,263	12,114		11,822
Other assets	4,219	3,834		2,436
Total assets	514,801	459,332		438,018
Liabilities and Stockholders' Equity
Subordinated debentures	4,124	4,124		4,124
Stockholders' equity	44,985	43,895		42,641	41,496
Total liabilities and stockholders' equity	$ 514,801	459,332		438,018
Parent Company [Member]
Assets
Cash and cash equivalents		2,771		4,644	$ 3,455
Investment in the Bank		42,286		39,141
Corporate owned life insurance		0		7
Other assets		3,042		2,973
Total assets		48,099		46,765
Liabilities and Stockholders' Equity
Subordinated debentures		4,124		4,124
Other liabilities		80		0
Stockholders' equity		43,895		42,641
Total liabilities and stockholders' equity		$ 48,099		$ 46,765